Commitments and Contigencies - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Purchase Commitment [Line Items]
Rent expense		$ 17,036	$ 16,726
Hosted Software Solutions
Long-term Purchase Commitment [Line Items]
Long-term purchase commitment, amount	$ 90,650		$ 15,377